                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549

                                     FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-00082
                                                      ---------

                                    CGM TRUST
                                    ---------
                (Exact name of registrant as specified in charter)

               One International Place, Boston, Massachusetts 02110
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               T. John Holton, Esq.
                              Bingham McCutchen LLP
                                150 Federal Street
                                 Boston, MA 02110
                                 ----------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                             CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF MARCH 31, 2007
(unaudited)

COMMON STOCKS -- 73.8% OF TOTAL NET ASSETS
                                                                            SHARES             VALUE (a)
                                                                            ------             ---------
BANKS - MONEY CENTER -- 5.4%
  Banco Itau Holding Financeira S.A. ADR (b)(c) .....................      750,000           $ 26,115,000
                                                                                             ------------

BROKERAGE/INVESTMENT SERVICES -- 11.3%
  Merrill Lynch & Co., Inc. .........................................      250,000             20,417,500
  Morgan Stanley ....................................................       45,000              3,544,200
  The Goldman Sachs Group, Inc. .....................................      150,000             30,994,500
                                                                                             ------------
                                                                                               54,956,200
                                                                                             ------------

COPPER -- 4.2%
  Freeport-McMoRan Copper & Gold Inc. ...............................      305,000             20,187,950
                                                                                             ------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 1.8%
  General Cable Corporation (d) .....................................      160,000              8,548,800
                                                                                             ------------

ENVIRONMENTAL SERVICES -- 1.6%
  Agrium Inc. .......................................................      205,000              7,857,650
                                                                                             ------------

LEISURE -- 3.8%
  Las Vegas Sands Corp. (d) .........................................      213,000             18,447,930
                                                                                             ------------

METALS AND MINING -- 11.5%
  Allegheny Technologies Incorporated ...............................      255,000             27,205,950
  Companhia Vale do Rio Doce ADR (b)(c) .............................      780,000             28,852,200
                                                                                             ------------
                                                                                               56,058,150
                                                                                             ------------

OIL - INDEPENDENT PRODUCTION -- 8.0%
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c) ...................      240,000             23,882,400
  XTO Energy Inc. ...................................................      270,000             14,798,700
                                                                                             ------------
                                                                                               38,681,100
                                                                                             ------------

OIL REFINING -- 4.4%
  Hess Corporation ..................................................      230,000             12,758,100
  Holly Corporation .................................................      145,000              8,598,500
                                                                                             ------------
                                                                                               21,356,600
                                                                                             ------------

OIL SERVICE -- 6.1%
  Schlumberger Limited ..............................................      430,000             29,713,000
                                                                                             ------------

REAL ESTATE SERVICES -- 2.0%
  CB Richard Ellis Group, Inc. (d) ..................................      280,000              9,570,400
                                                                                             ------------

STEEL -- 8.8%
  Carpenter Technology Corporation ..................................      205,000             24,755,800
  Mittal Steel Company N.V ..........................................      341,000             18,035,490
                                                                                             ------------
                                                                                               42,791,290
                                                                                             ------------

TEXTILE AND APPAREL -- 4.9%
  Deckers Outdoor Corporation (d) ...................................      335,000             23,791,700
                                                                                             ------------
  TOTAL COMMON STOCKS (Identified Cost $334,330,272) .............................            358,075,770
                                                                                             ------------

BILLS -- 26.2% OF TOTAL NET ASSETS

                                                                         FACE
                                                                        AMOUNT
                                                                        ------

UNITED STATES TREASURY -- 26.2%
  United States Treasury Bills, 3.926%, 04/05/07 ....................  $25,500,000             25,486,117
  United States Treasury Bills, 4.778%, 05/31/07 ....................   23,400,000             23,212,075
  United States Treasury Bills, 4.796%, 04/26/07 ....................    5,000,000              4,982,743
  United States Treasury Bills, 4.807%, 06/14/07 ....................   57,000,000             56,434,788
  United States Treasury Bills, 4.902%, 05/10/07 ....................    4,000,000              3,978,333
  United States Treasury Bills, 4.943%, 05/17/07 ....................    7,500,000              7,451,796
  United States Treasury Bills, 4.943%, 05/17/07 ....................    5,500,000              5,464,861
                                                                                             ------------

  TOTAL BILLS (Identified Cost $126,997,158) .....................................            127,010,713
                                                                                             ------------

SHORT-TERM INVESTMENT -- 0.5% OF TOTAL NET ASSETS

  American Express Credit Corporation, 5.28%, 04/02/07
    (Cost $2,795,000) ...............................................    2,795,000              2,795,000
                                                                                             ------------

TOTAL INVESTMENTS -- 100.5% (Identified Cost $464,122,430) (e) ...................            487,881,483
    Cash and receivables .........................................................             34,878,197
    Liabilities ..................................................................            (37,354,818)
                                                                                             ------------
TOTAL NET ASSETS -- 100.0% .......................................................           $485,404,862
                                                                                             ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short-term investments having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of
    Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S.
    government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 16% of its net assets at March 31, 2007 invested in companies incorporated in Brazil.
(d) Non-income producing security.
(e) Federal Tax Information: At March 31, 2007 the net unrealized appreciation on investments based on cost of $468,617,258 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ..............................      $26,988,601
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ..............................       (7,724,376)
                                                                                    -----------
                                                                                    $19,264,225
                                                                                    ===========

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                             CGM REALTY FUND
---------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2007
(unaudited)

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 27.2%
                                                                         SHARES               VALUE(a)
                                                                         ------               --------
HOTELS -- 0.9%
  DiamondRock Hospitality Company ...................................      740,000         $   14,060,000
                                                                                           --------------
MORTGAGE -- 0.8%
  Annaly Capital Management, Inc. ...................................      835,000             12,925,800
                                                                                           --------------
OFFICE AND INDUSTRIALS -- 25.5%
  Boston Properties, Inc. ...........................................      685,000             80,419,000
  Douglas Emmett, Inc. ..............................................    2,730,000             69,696,900
  ProLogis ..........................................................    1,232,700             80,039,211
  SL Green Realty Corp. .............................................      756,300            103,749,234
  Vornado Realty Trust ..............................................      565,000             67,427,100
                                                                                           --------------
                                                                                              401,331,445
                                                                                           --------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS  (Identified cost $326,142,529) ..........            428,317,245
                                                                                           --------------

OTHER COMMON STOCKS -- 72.2%

COPPER -- 8.7%
  Freeport-McMoRan Copper & Gold Inc. ...............................    1,300,000             86,047,000
  Southern Copper Corporation .......................................      695,000             49,803,700
                                                                                           --------------
                                                                                              135,850,700
                                                                                           --------------
FERTILIZER -- 10.2%
  Potash Corporation of Saskatchewan Inc. (b) .......................      518,600             82,939,698
  The Mosaic Company (c) ............................................    2,920,000             77,847,200
                                                                                           --------------
                                                                                              160,786,898
                                                                                           --------------
HOUSING AND BUILDING MATERIAL -- 6.0%
  Desarrolladora Homex, S.A. de C.V. ADR (c)(d) .....................    1,640,600             95,072,770
                                                                                           --------------
LEISURE -- 5.8%
  Las Vegas Sands Corp. (c) .........................................    1,060,000             91,806,600
                                                                                           --------------
METALS AND MINING -- 25.0%
  BHP Billiton Limited ADR (d) ......................................    2,110,000            102,229,500
  Companhia Vale do Rio Doce ADR (d) ................................    2,730,000            100,982,700
  CONSOL Energy Inc. ................................................      440,000             17,217,200
  Peabody Energy Corporation ........................................    2,020,000             81,284,800
  Rio Tinto plc ADR (d) .............................................      400,000             91,124,000
                                                                                           --------------
                                                                                              392,838,200
                                                                                           --------------
REAL ESTATE SERVICES -- 16.5%
  Brookfield Properties Corporation (b) .............................    1,900,000             76,570,000
  CB Richard Ellis Group, Inc. (c) ..................................    2,665,300             91,099,954
  Jones Lang LaSalle Incorporated ...................................      875,000             91,245,000
                                                                                           --------------
                                                                                              258,914,954
                                                                                           --------------
    TOTAL OTHER COMMON STOCKS (Identified Cost $1,108,257,309) ...................          1,135,270,122
                                                                                           --------------
    TOTAL COMMON STOCKS (Identified Cost $1,434,399,838) .........................          1,563,587,367
                                                                                           --------------

SHORT-TERM INVESTMENT -- 0.2% OF TOTAL NET ASSETS

                                                                          FACE
                                                                         AMOUNT
                                                                         ------

  American Express Credit Corporation, 5.28%, 04/02/07
  (Cost $2,375,000) .................................................  $ 2,375,000              2,375,000
                                                                                           --------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $1,436,774,838) (e) ..................          1,565,962,367
  Cash and receivables ...........................................................             17,171,396
  Liabilities ....................................................................            (11,270,934)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% .......................................................         $1,571,862,829
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair vaule using methods determined by the Board of Trustees.
(b) The Fund has approximately 10% of its assets at March 31, 2007 invested in companies incorporated in
    Canada.
(c) Non-income producing security.
(d) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Federal Tax Information: At March 31, 2007 the net unrealized appreciation on investments based on cost of $1,436,774,838 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................      $  156,162,811
      Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................         (26,975,282)
                                                                                  --------------
                                                                                  $  129,187,529
                                                                                  ==============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                             CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2007
(unaudited)

COMMON STOCKS -- 98.1% OF TOTAL NET ASSETS
                                                                         SHARES               VALUE(a)
                                                                         ------               --------
AEROSPACE -- 4.0%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b)(c) .........    2,218,200         $  101,726,652
                                                                                           --------------
BROKERAGE/INVESTMENT SERVICES -- 15.6%
  Merrill Lynch & Co., Inc. (d) .....................................    1,370,000            111,887,900
  Morgan Stanley (d) ................................................    1,625,000            127,985,000
  The Goldman Sachs Group, Inc. (d) .................................      750,000            154,972,500
                                                                                           --------------
                                                                                              394,845,400
                                                                                           --------------
COPPER -- 5.5%
  Freeport-McMoRan Copper & Gold Inc. ...............................    2,110,000            139,660,900
                                                                                           --------------
ENGINEERING -- 4.8%
  Fluor Corporation .................................................    1,345,000            120,673,400
                                                                                           --------------
FERTILIZER -- 5.1%
  Potash Corporation of Saskatchewan Inc. ...........................      805,000            128,743,650
                                                                                           --------------
LEISURE -- 4.7%
  Las Vegas Sands Corp. (e) .........................................    1,375,700            119,149,377
                                                                                           --------------
METALS AND MINING -- 19.0%
  Allegheny Technologies Incorporated (d) ...........................    2,050,000            218,714,500
  BHP Billiton Limited ADR (b) ......................................    2,530,000            122,578,500
  Companhia Vale do Rio Doce ADR (b)(c) .............................    3,780,000            139,822,200
                                                                                           --------------
                                                                                              481,115,200
                                                                                           --------------
MISCELLANEOUS -- 5.0%
  MEMC Electronic Materials, Inc. (e) ...............................    2,090,000            126,612,200
                                                                                           --------------
OIL - INDEPENDENT PRODUCTION -- 5.1%
  Petroleo Brasileiro S.A.-Petrobras ADR (b)(c) .....................    1,300,000            129,363,000
                                                                                           --------------
OIL REFINING -- 5.2%
  Tesoro Corporation ................................................    1,300,000            130,559,000
                                                                                           --------------
OIL SERVICE -- 6.3%
  Schlumberger Limited ..............................................    1,960,000            135,436,000
  Weatherford International Ltd. (e) ................................      500,000             22,550,000
                                                                                           --------------
                                                                                              157,986,000
                                                                                           --------------
STEEL -- 5.1%
  Mittal Steel Company N.V ..........................................    2,440,000            129,051,600
                                                                                           --------------

TELEPHONE -- 12.7%
  Mobile TeleSystems OJSC ADR (d)(f) ................................    2,285,000            127,868,600
  Open Joint Stock Company "Vimpel-Communications" ADR (d)(e)(f) ....    2,050,000            194,422,000
                                                                                           --------------
                                                                                              322,290,600
                                                                                           --------------
TOTAL COMMON STOCKS (Identified Cost $2,113,854,126) .............................          2,481,776,979
                                                                                           --------------
SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS

                                                                          FACE
                                                                         AMOUNT
                                                                         ------
  American Express Credit Corporation, 5.28%,
  04/02/07 (Cost $24,760,000) .......................................  $24,760,000             24,760,000
                                                                                           --------------
TOTAL INVESTMENTS -- 99.1% (Identified Cost $2,138,614,126) (g) ..................          2,506,536,979
  Cash and receivables ...........................................................            577,107,728
  Liabilities ....................................................................           (553,261,575)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% .......................................................         $2,530,383,132
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments have a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 15% of its assets at March 31, 2007 invested in companies incorporated in
    Brazil.
(d) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2007 was
    $779,162,000 and the value of cash held in a segregated account was $450,344,335.
(e) Non-income producing security.
(f) The Fund has approximately 13% of its assets at March 31, 2007 invested in companies incorporated in
    Russia.
(g) Federal Tax Information: At March 31, 2007 the net unrealized appreciation on investments based on cost of $2,158,490,832 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost .............................     $  350,585,675
      Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value .............................         (2,539,528)
                                                                                  --------------
                                                                                  $  348,046,147
                                                                                  ==============

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

SECURITIES SOLD SHORT (PROCEEDS $421,148,263)

                                                                   SHARES          VALUE
                                                                   ------          -----

Amazon.com, Inc. ........................................        3,850,000      $  153,191,500
BankUnited Financial Corporation ........................        1,300,000          27,573,000
Countrywide Financial Corporation .......................        3,890,000         130,859,600
FirstFed Financial Corp. ................................          375,000          21,311,250
Indymac Bancorp. Inc. ...................................        2,725,000          87,336,250
                                                                                --------------
                                                                                $  420,271,600
                                                                                ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 21, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 21, 2007


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 21, 2007